Note 6 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Oct. 12, 2023
Interest Expense, Operating and Nonoperating	$ 3,387,607	$ 3,966,750
Restricted Cash [Member]
Cash Deposits	$ 5,165,047		$ 5,197,268
Eurobank S.A. [Member] | Term Loan [Member] | Minimum [Member]
Debt Instrument, Covenant, Security Cover Ratio				120.00%
Eurobank S.A. [Member] | Term Loan [Member] | Maximum [Member]
Debt Instrument, Covenant, Security Cover Ratio				125.00%